Intangible Assets and Related Accumulated Amortization (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Intangible Assets [Line Items]
Gross carrying value, finite-lived	¥ 633,283		¥ 725,258
Accumulated amortization	(373,888)		(399,313)
Accumulated impairment	(68,730)		(107,386)
Net carrying value, finite-lived	190,665	$ 26,121	218,559
Online game licenses
Intangible Assets [Line Items]
Gross carrying value, finite-lived	146,403		144,751
Accumulated amortization	(97,095)		(95,886)
Accumulated impairment	(49,308)		(48,839)
Net carrying value, finite-lived			26
Technology
Intangible Assets [Line Items]
Gross carrying value, finite-lived	369,214		363,466
Accumulated amortization	(174,142)		(142,720)
Accumulated impairment	(18,477)		(18,367)
Net carrying value, finite-lived	176,595	24,193	202,379
Platform
Intangible Assets [Line Items]
Gross carrying value, finite-lived			77,919
Accumulated amortization			(42,860)
Accumulated impairment			(35,059)
Customer relationship
Intangible Assets [Line Items]
Gross carrying value, finite-lived	43,263		49,954
Accumulated amortization	(43,263)		(47,077)
Accumulated impairment			(2,877)
User base
Intangible Assets [Line Items]
Gross carrying value, finite-lived	49,511		48,788
Accumulated amortization	(49,511)		(48,788)
Trademarks
Intangible Assets [Line Items]
Gross carrying value, finite-lived	17,967		33,546
Accumulated amortization	(3,243)		(15,499)
Accumulated impairment	(945)		(2,244)
Net carrying value, finite-lived	13,779	1,888	15,803
Domain names
Intangible Assets [Line Items]
Gross carrying value, finite-lived	5,315		5,224
Accumulated amortization	(5,024)		(4,873)
Net carrying value, finite-lived	291	$ 40	351
Noncompete Agreements
Intangible Assets [Line Items]
Gross carrying value, finite-lived	1,610		1,610
Accumulated amortization	¥ (1,610)		¥ (1,610)